Subsequent Events - Equity Incentive Plan (Details) $ / shares in Units, $ in Thousands														3 Months Ended	12 Months Ended
	Apr. 01, 2016 shares	Oct. 01, 2015 shares	Jun. 04, 2015 director $ / shares shares	Jun. 03, 2015	May. 01, 2015 $ / shares shares	Apr. 28, 2015 USD ($)	Apr. 01, 2015 shares	Feb. 25, 2015 shares	Feb. 20, 2015 shares	Jan. 01, 2015 shares	Sep. 11, 2014 $ / shares	Jun. 18, 2014 shares	May. 07, 2014 USD ($)	Jun. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares	May. 12, 2015 $ / shares shares	Mar. 31, 2015 shares	Mar. 26, 2015 shares	Dec. 31, 2012 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from initial public offering (IPO) | $													$ 54,583
Number of shares granted															520,887	11,525
Outstanding stock options															615,322	137,610				154,277
Exercise price | $ / shares															$ 9.55	$ 25.86				$ 23.05
Number of unvested shares															422,407	22,135
2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Addition to aggregate number of shares of the Company's common stock that may be issued								510,726		340,484		351,653
For possible future issuance under stock option plan															180,610	49,734		561,000
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from initial public offering (IPO) | $						$ 38,012
Number of shares granted							425,967
Subsequent Event [Member] | 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Addition to aggregate number of shares of the Company's common stock that may be issued			510,726					510,726		340,484
Weighted-average incremental fair value | $ / shares														$ 3.54
Expected incremental compensation cost | $														$ 819
Additional compensation cost | $														$ 466
Subsequent Event [Member] | Compensatory Plan with Service Business Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of options					48 months
Outstanding stock options					55,964
Number of unvested shares					33,274
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price | $ / shares					$ 9.62
Subsequent Event [Member] | Compensatory Arrangement with Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unvested shares																	50,814
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price | $ / shares																	$ 9.53
Subsequent Event [Member] | Chief Medical Officer [Member] | 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares returned to common stock available									57,452
Subsequent Event [Member] | Chief Executive Officer [Member] | 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	80,000						330,000
Maximum [Member] | Subsequent Event [Member] | 2015 Inducement Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
For possible future issuance under stock option plan																			450,000
Chief Executive Officer [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							330,000
Chief Medical Officer [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			125,000
Vice President [Member] | Subsequent Event [Member] | 2015 Inducement Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		60,000
Director [Member] | Subsequent Event [Member] | 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of directors who resigned | director			3
Outstanding stock options			48,283
Exercise price | $ / shares			$ 9.01
Director [Member] | Maximum [Member] | Subsequent Event [Member] | 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post employment options exercise period			48 months
Director [Member] | Minimum [Member] | Subsequent Event [Member] | 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post employment options exercise period			36 months	90 days
Chief Financial Officer [Member] | Subsequent Event [Member] | 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post employment options exercise period			36 months
Outstanding stock options														74,490
Exercise price | $ / shares														$ 9.53
Number of unvested shares														50,814
Weighted average exercise price | $ / shares														$ 9.49
Executive Officer [Member] | Subsequent Event [Member] | Compensatory Arrangement with Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number of Options Held by Former Employee in End of Quarter																	74,490
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares											$ 9.64
Vesting period of options											45 months
Employee Stock Option [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of options							10 years
Employee Stock Option [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of options							10 years
Employee Stock Option [Member] | Chief Medical Officer [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of options			10 years
Services Business [Member] | Subsequent Event [Member] | 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post employment options exercise period			48 months
Outstanding stock options														37,517
Exercise price | $ / shares														$ 9.62
Number of unvested shares														23,052
Weighted average exercise price | $ / shares														$ 9.61
Services Business [Member] | June 2015 Terminated Employees [Member] | Subsequent Event [Member] | 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post employment options exercise period			48 months
Outstanding stock options														17,715
Exercise price | $ / shares														$ 9.64
Number of unvested shares														8,331
Weighted average exercise price | $ / shares														$ 9.64
Retention Plan [Member] | Non-executive Employee [Member] | Subsequent Event [Member] | 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post employment options exercise period			48 months
Outstanding stock options														121,550
Exercise price | $ / shares														$ 9.13
Number of unvested shares														85,990
Weighted average exercise price | $ / shares														$ 8.95
Share-based Compensation Award, Tranche One [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					25.00%
Vesting period of options					1 year
Share-based Compensation Award, Tranche Two [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Number of Monthly Installments					36 years